Other Financial Data (Accounts Receivable, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Financial Data [Abstract]
Accounts receivable	$ 1,422	$ 1,408
Less allowance for doubtful accounts	(53)	(50)
Accounts receivable, net	$ 1,369	$ 1,358